UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2026 to September 30, 2026

Date of Report (Date of earliest event reported) November 3, 2026

Commission File Number of securitizer: ________________

Central Index Key Number of securitizer: 0002132301

Robert Campbell, (516) 841-4350

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: ________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): _________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY

DUE DILIGENCE REPORTS

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Island CEF, LLC, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by Gordon Brothers Equipment Finance 2026-1 LLC for the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Island CEF, LLC (Securitizer)

By:	Gordon Brothers Commercial Equipment Finance, LLC, its Manager

/s/ Robert Campbell
Name:	Robert Campbell
Title:	Vice President (Head of Commercial Equipment Finance)

Date: November 3, 2026